GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets
	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	$(284,712)	$653,288	3-10
Developed Technology	4,595,600	(1,999,943)	2,595,657	9
Film Library	957,000	(231,250)	725,750	11
Trademarks and Tradenames	132,000	(35,437)	96,563	12
Favorable leases	95,000	(76,320)	18,680	3
Other	76,798	(5,760)	71,038	10
	6,794,398	(2,633,422)	4,160,976

Goodwill	$768,091	$—	$768,091
	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	—	76,798
Total intangible assets, net	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	—	$768,091	—

December 31, 2020

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	---	76,798
Total intangible assets, net	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	—	$768,091	—

December 31, 2019

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	(364,383)	$832,817	3-10
Developed Technology	4,595,600	(1,106,351)	3,489,249	9
Film Library	957,000	(104,900)	852,100	11
Trademarks and Tradenames	132,000	(15,123)	116,877	12
Favorable leases	95,000	(16,960)	78,040	3
Total intangible assets, net	$6,976,800	(2,707,717)	$5,369,083

Goodwill	$1,050,366	—	$1,050,366	-

Amortization of intangible assets
2021	$207,009
2022	730,059
2023	719,859
2024	719,859
2025	719,859
Thereafter	1,064,331
$4,160,976

2021	$753,779
2022	730,059
2023	719,859
2024	719,859
2025	719,859
Thereafter	1,071,526
$4,714,941